                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                      OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
               -----------------------------------------------
              (Exact name of registrant as specified in charter)

            101 Montgomery Street, San Francisco, California 94104
     -------------------------------------------------------------------
             (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                          Schwab Annuity Portfolios
            101 Montgomery Street, San Francisco, California 94104
         -----------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  January 1, 2005 - March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II (TM)

PORTFOLIO HOLDINGS as of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 58.2%   OTHER INVESTMENT COMPANIES                        17,343         19,626
 38.7%   COMMON STOCK                                      10,877         13,054
  3.1%   SHORT-TERM INVESTMENTS                             1,053          1,053
--------------------------------------------------------------------------------
100.0%   TOTAL INVESTMENTS                                 29,273         33,733
  0.0%   OTHER ASSETS AND
         LIABILITIES, NET                                                     (0)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                       33,733

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  38.7% of net assets

      AUTOMOBILES & COMPONENTS  0.3%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    100                                          2
      Dana Corp.    180                                                        2
      Delphi Corp.    579                                                      3
      Ford Motor Co.    2,098                                                 24
      General Motors Corp.    650                                             19
    o Goodyear Tire & Rubber Co.    100                                        1
      Harley-Davidson, Inc.    350                                            20
      Johnson Controls, Inc.    240                                           13
      Visteon Corp.    104                                                     1
                                                                     -----------
                                                                              85
      BANKS  2.9%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    430                                                 11
      Bank of America Corp.    4,840                                         213
      BB&T Corp.    626                                                       24
      Comerica, Inc.    200                                                   11
      Compass Bancshares, Inc.    100                                          5
      Countrywide Financial Corp.    660                                      21
      Fannie Mae    1,145                                                     62
      Fifth Third Bancorp    667                                              29
      First Horizon National Corp.    150                                      6
      Freddie Mac    800                                                      51
      Golden West Financial Corp.    350                                      21
      Huntington Bancshares, Inc.    333                                       8
      KeyCorp, Inc.    500                                                    16
      M&T Bank Corp.    140                                                   14
      Marshall & Ilsley Corp.    300                                          13
      MGIC Investment Corp.    100                                             6
      National City Corp.    824                                              28
      North Fork Bancorp., Inc.    600                                        17
      PNC Financial Services Group, Inc.    340                               18
      Regions Financial Corp.    595                                          19
      Sovereign Bancorp, Inc.    500                                          11
      SunTrust Banks, Inc.    420                                             30
      Synovus Financial Corp.    325                                           9
      U.S. Bancorp    2,274                                                   66
      Wachovia Corp.    1,882                                                 96
      Washington Mutual, Inc.    1,050                                        41
      Wells Fargo & Co.    2,000                                             120
      Zions Bancorp.    100                                                    7
                                                                     -----------
                                                                             973
      CAPITAL GOODS  3.6%
      --------------------------------------------------------------------------
      3M Co.    925                                                           79
      American Power Conversion Corp.    275                                   7
    o American Standard Cos., Inc.    300                                     14
      The Boeing Co.    1,038                                                 61
      Caterpillar, Inc.    400                                                37
      Cooper Industries Ltd., Class A    100                                   7
      Crane Co.    100                                                         3
      Cummins, Inc.    50                                                      3
      Danaher Corp.    350                                                    19
      Deere & Co.    350                                                      23
      Dover Corp.    260                                                      10
      Eaton Corp.    200                                                      13
      Emerson Electric Co.    500                                             32
      Fluor Corp.    100                                                       6
      General Dynamics Corp.    250                                           27
  (6) General Electric Co.    12,500                                         451
      Goodrich Corp.    100                                                    4
      Honeywell International, Inc.    987                                    37
      Illinois Tool Works, Inc.    350                                        31
      Ingersoll-Rand Co., Class A    200                                      16
      ITT Industries, Inc.    100                                              9
      L-3 Communications Holdings, Inc.    100                                 7
      Lockheed Martin Corp.    540                                            33
      Masco Corp.    500                                                      17
    o Navistar International Corp.    100                                      4
      Northrop Grumman Corp.    428                                           23
      Paccar, Inc.    187                                                     14

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Pall Corp.    100                                                        3
      Parker Hannifin Corp.    150                                             9
    o Power-One, Inc.    226                                                   1
      Raytheon Co.    500                                                     19
      Rockwell Automation, Inc.    200                                        11
      Rockwell Collins, Inc.    200                                            9
      Textron, Inc.    150                                                    11
    o Thomas & Betts Corp.    80                                               3
      Tyco International Ltd.    2,360                                        80
      United Technologies Corp.    630                                        64
      W.W. Grainger, Inc.    100                                               6
                                                                     -----------
                                                                           1,203
      COMMERCIAL SERVICES & SUPPLIES  0.4%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    400                                     3
    o Apollo Group, Inc., Class A    200                                      15
      Avery Dennison Corp.    150                                              9
      Cendant Corp.    1,190                                                  24
      Cintas Corp.    182                                                      8
      Deluxe Corp.    100                                                      4
      Equifax, Inc.    175                                                     5
      H&R Block, Inc.    200                                                  10
    o Monster Worldwide, Inc.    95                                            3
    o PHH Corp.    59                                                          1
      Pitney Bowes, Inc.    250                                               11
      R.R. Donnelley & Sons Co.    300                                        10
      Robert Half International, Inc.    200                                   5
      Waste Management, Inc.    720                                           21
                                                                     -----------
                                                                             129
      CONSUMER DURABLES & APPAREL  0.5%
      --------------------------------------------------------------------------
      Black & Decker Corp.    100                                              8
      Brunswick Corp.    100                                                   5
      Centex Corp.    150                                                      9
    o Coach, Inc.    200                                                      11
      Eastman Kodak Co.    300                                                10
      Fortune Brands, Inc.    175                                             14
      Hasbro, Inc.    200                                                      4
      Jones Apparel Group, Inc.    150                                         5
      KB Home    50                                                            6
      Leggett & Platt, Inc.    200                                             6
      Liz Claiborne, Inc.    100                                               4
      Mattel, Inc.    500                                                     11
      Maytag Corp.    100                                                      1
      Newell Rubbermaid, Inc.    300                                           7
      Nike, Inc., Class B    300                                              25
      Pulte Homes, Inc.    150                                                11
      Reebok International Ltd.    100                                         4
      Snap-On, Inc.    75                                                      2
      The Stanley Works    100                                                 4
      VF Corp.    100                                                          6
      Whirlpool Corp.    100                                                   7
                                                                     -----------
                                                                             160
      DIVERSIFIED FINANCIALS  3.0%
      --------------------------------------------------------------------------
      American Express Co.    1,550                                           80
      The Bank of New York Co., Inc.    900                                   26
      The Bear Stearns Cos., Inc.    110                                      11
      Capital One Financial Corp.    290                                      22
    / The Charles Schwab Corp.    1,575                                       16
      CIT Group, Inc.    200                                                   8
  (8) Citigroup, Inc.    6,222                                               280
    o E*TRADE Financial Corp.    400                                           5
      Federated Investors, Inc., Class B    100                                3
      Franklin Resources, Inc.    300                                         21
      Goldman Sachs Group, Inc.    562                                        62
      Janus Capital Group, Inc.    300                                         4
      JPMorgan Chase & Co.    4,286                                          148
      Lehman Brothers Holdings, Inc.    350                                   33
      MBNA Corp.    1,487                                                     36
      Mellon Financial Corp.    525                                           15
      Merrill Lynch & Co., Inc.    1,150                                      65
      Moody's Corp.    175                                                    14
      Morgan Stanley    1,330                                                 76
      Northern Trust Corp.    250                                             11
      Principal Financial Group, Inc.    381                                  15
    o Providian Financial Corp.    350                                         6
      SLM Corp.    550                                                        27
      State Street Corp.    400                                               17
      T. Rowe Price Group, Inc.    150                                         9
                                                                     -----------
                                                                           1,010
      ENERGY  3.3%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    100                                               10
      Anadarko Petroleum Corp.    295                                         22
      Apache Corp.    386                                                     24
      Ashland, Inc.    100                                                     7
      Baker Hughes, Inc.    431                                               19
      BJ Services Co.    200                                                  10
      Burlington Resources, Inc.    500                                       25
      ChevronTexaco Corp.    2,540                                           148
      ConocoPhillips    805                                                   87
      Devon Energy Corp.    580                                               28
      El Paso Corp.    696                                                     7
      EOG Resources, Inc.    264                                              13
  (5) Exxon Mobil Corp.    7,780                                             464
      Halliburton Co.    500                                                  22
      Kerr-McGee Corp.    150                                                 12
      Kinder Morgan, Inc.    156                                              12
      Marathon Oil Corp.    400                                               19
    o Nabors Industries Ltd.    175                                           10
    o Noble Corp.    200                                                      11

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Occidental Petroleum Corp.    465                                       33
    o Rowan Cos., Inc.    100                                                  3
      Schlumberger Ltd.    700                                                49
      Sunoco, Inc.    100                                                     10
    o Transocean, Inc.    358                                                 18
      Unocal Corp.    300                                                     19
      Valero Energy Corp.    300                                              22
      Williams Cos., Inc.    600                                              11
      XTO Energy, Inc.    400                                                 13
                                                                     -----------
                                                                           1,128
      FOOD & STAPLES RETAILING  1.2%
      --------------------------------------------------------------------------
      Albertson's, Inc.    400                                                 8
      Costco Wholesale Corp.    560                                           25
      CVS Corp.    490                                                        26
    o Kroger Co.    900                                                       15
    o Safeway, Inc.    500                                                     9
      Supervalu, Inc.    175                                                   6
      Sysco Corp.    700                                                      25
  (9) Wal-Mart Stores, Inc.    5,050                                         253
      Walgreen Co.    1,175                                                   52
      Winn-Dixie Stores, Inc.    100                                          --
                                                                     -----------
                                                                             419
      FOOD BEVERAGE & TOBACCO  2.0%
      --------------------------------------------------------------------------
      Altria Group, Inc.    2,440                                            160
      Anheuser-Busch Cos., Inc.    975                                        46
      Archer-Daniels-Midland Co.    774                                       19
      Brown-Forman Corp., Class B    150                                       8
      Campbell Soup Co.    500                                                14
      The Coca-Cola Co.    2,825                                             118
      Coca-Cola Enterprises, Inc.    550                                      11
      ConAgra Foods, Inc.    650                                              18
      General Mills, Inc.    450                                              22
      H.J. Heinz Co.    400                                                   15
      Hershey Foods Corp.    300                                              18
      Kellogg Co.    500                                                      22
      McCormick & Co., Inc.    200                                             7
      Molson Coors Brewing Co., Class B    25                                  2
      The Pepsi Bottling Group, Inc.    312                                    9
      PepsiCo, Inc.    2,055                                                 109
      Reynolds American, Inc.    200                                          16
      Sara Lee Corp.    900                                                   20
      UST, Inc.    200                                                        10
      Wm. Wrigley Jr. Co.    250                                              16
                                                                     -----------
                                                                             660
      HEALTH CARE EQUIPMENT & SERVICES  1.9%
      --------------------------------------------------------------------------
      Aetna, Inc.    400                                                      30
      AmerisourceBergen Corp.    150                                           9
      Bausch & Lomb, Inc.    100                                               7
      Baxter International, Inc.    725                                       25
      Becton Dickinson & Co.    300                                           18
      Biomet, Inc.    325                                                     12
    o Boston Scientific Corp.    988                                          29
      C.R. Bard, Inc.    100                                                   7
      Cardinal Health, Inc.    525                                            29
    o Caremark Rx, Inc.    535                                                21
      CIGNA Corp.    175                                                      16
    o Express Scripts, Inc.    100                                             9
    o Fisher Scientific International, Inc.    100                             6
      Guidant Corp.    350                                                    26
      HCA, Inc.    600                                                        32
      Health Management Associates, Inc., Class A    300                       8
    o Hospira, Inc.    186                                                     6
    o Humana, Inc.    200                                                      6
      IMS Health, Inc.    300                                                  7
    o Laboratory Corp. of America Holdings    200                             10
      Manor Care, Inc.    100                                                  4
      McKesson Corp.    374                                                   14
    o Medco Health Solutions, Inc.    337                                     17
      Medtronic, Inc.    1,440                                                73
    o Millipore Corp.    75                                                    3
      PerkinElmer, Inc.    118                                                 2
      Quest Diagnostics    139                                                15
    o St. Jude Medical, Inc.    400                                           14
      Stryker Corp.    464                                                    21
    o Tenet Healthcare Corp.    450                                            5
    o Thermo Electron Corp.    175                                             4
      UnitedHealth Group, Inc.    830                                         79
    o Waters Corp.    150                                                      5
    o WellPoint, Inc.    350                                                  44
    o Zimmer Holdings, Inc.    275                                            21
                                                                     -----------
                                                                             634
      HOTELS RESTAURANTS & LEISURE  0.6%
      --------------------------------------------------------------------------
      Carnival Corp.    725                                                   37
      Darden Restaurants, Inc.    150                                          5
      Harrah's Entertainment, Inc.    150                                     10
      Hilton Hotels Corp.    400                                               9
      International Game Technology    413                                    11
      Marriott International, Inc., Class A    250                            17
      McDonald's Corp.    1,450                                               45
    o Starbucks Corp.    470                                                  24
      Starwood Hotels & Resorts Worldwide, Inc.    260                        16
      Wendy's International, Inc.    140                                       5
      Yum! Brands, Inc.    320                                                17
                                                                     -----------
                                                                             196

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      HOUSEHOLD & PERSONAL PRODUCTS  1.0%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    150                                       7
      Avon Products, Inc.    540                                              23
      Clorox Co.    250                                                       16
      Colgate-Palmolive Co.    650                                            34
      The Gillette Co.    1,200                                               61
      Kimberly-Clark Corp.    600                                             39
      Procter & Gamble Co.    3,040                                          161
                                                                     -----------
                                                                             341
      INSURANCE  1.6%
      --------------------------------------------------------------------------
      ACE Ltd.    340                                                         14
      AFLAC, Inc.    600                                                      22
      The Allstate Corp.    840                                               46
      AMBAC Financial Group, Inc.    123                                       9
      American International Group, Inc.    3,106                            172
      AON Corp.    325                                                         8
      Chubb Corp.    240                                                      19
      Cincinnati Financial Corp.    210                                        9
      Hartford Financial Services Group, Inc.    340                          23
      Jefferson-Pilot Corp.    175                                             9
      Lincoln National Corp.    200                                            9
      Loews Corp.    200                                                      15
      Marsh & McLennan Cos., Inc.    625                                      19
      MBIA, Inc.    150                                                        8
      Metlife, Inc.    915                                                    36
      The Progressive Corp.    265                                            24
      Prudential Financial, Inc.    650                                       37
      Safeco Corp.    150                                                      7
      The St. Paul Travelers Cos., Inc.    797                                29
      Torchmark Corp.    150                                                   8
      UnumProvident Corp.    323                                               6
      XL Capital Ltd., Class A    155                                         11
                                                                     -----------
                                                                             540
      MATERIALS  1.2%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    250                                   16
      Alcoa, Inc.    1,000                                                    30
      Allegheny Technologies, Inc.    100                                      2
      Ball Corp.    200                                                        8
      Bemis Co.    100                                                         3
      Dow Chemical Co.    1,121                                               56
      E.I. du Pont de Nemours & Co.    1,169                                  60
      Eastman Chemical Co.    100                                              6
      Ecolab, Inc.    275                                                      9
      Engelhard Corp.    160                                                   5
      Freeport-McMoran Copper & Gold, Inc., Class B
      200                                                                      8
      Georgia-Pacific Corp.    326                                            12
      Great Lakes Chemical Corp.    100                                        3
    o Hercules, Inc.    100                                                    2
      International Flavors & Fragrances, Inc.    100                          4
      International Paper Co.    570                                          21
      Louisiana-Pacific Corp.    100                                           3
      MeadWestvaco Corp.    197                                                6
      Monsanto Co.    314                                                     20
      Neenah Paper, Inc.    18                                                 1
      Newmont Mining Corp.    500                                             21
      Nucor Corp.    200                                                      12
    o Pactiv Corp.    200                                                      5
      Phelps Dodge Corp.    100                                               10
      PPG Industries, Inc.    200                                             14
      Praxair, Inc.    400                                                    19
      Rohm & Haas Co.    300                                                  14
    o Sealed Air Corp.    103                                                  5
      Sigma-Aldrich Corp.    100                                               6
      Temple-Inland, Inc.    50                                                4
      United States Steel Corp.    100                                         5
      Vulcan Materials Co.    100                                              6
      Weyerhaeuser Co.    250                                                 17
      Worthington Industries, Inc.    100                                      2
                                                                     -----------
                                                                             415
      MEDIA  1.5%
     ---------------------------------------------------------------------------
      Clear Channel Communications, Inc.    729                               25
    o Comcast Corp., Class A    2,576                                         87
      Dow Jones & Co., Inc.    100                                             4
      Gannett Co., Inc.    325                                                26
    o Interpublic Group of Cos., Inc.    500                                   6
      Knight-Ridder, Inc.    100                                               7
      The McGraw-Hill Cos., Inc.    225                                       20
      Meredith Corp.    50                                                     2
      New York Times Co., Class A    200                                       7
      News Corp, Inc., Class A    3,100                                       52
      Omnicom Group, Inc.    220                                              19
    o Time Warner, Inc.    5,500                                              97
      Tribune Co.    400                                                      16
    o Univision Communications, Inc., Class A    354                          10
      Viacom, Inc., Class B    1,992                                          69
      The Walt Disney Co.    2,430                                            70
                                                                     -----------
                                                                             517
      PHARMACEUTICALS & BIOTECHNOLOGY  3.1%
     ---------------------------------------------------------------------------
      Abbott Laboratories    1,860                                            87
      Allergan, Inc.    150                                                   10
    o Amgen, Inc.    1,470                                                    86

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ X 1,000)
      Applied Biosystems Group -- Applera Corp.    200                         4
    o Biogen Idec, Inc.    380                                                13
      Bristol-Myers Squibb Co.    2,300                                       59
    o Chiron Corp.    200                                                      7
      Eli Lilly & Co.    1,320                                                69
    o Forest Laboratories, Inc.    450                                        17
    o Genzyme Corp.    250                                                    14
    o Gilead Sciences, Inc.    450                                            16
 (10) Johnson & Johnson    3,536                                             237
    o King Pharmaceuticals, Inc.    233                                        2
    o Medimmune, Inc.    300                                                   7
      Merck & Co., Inc.    2,550                                              83
      Mylan Laboratories, Inc.    300                                          5
      Pfizer, Inc.    8,959                                                  235
      Schering-Plough Corp.    1,700                                          31
    o Watson Pharmaceuticals, Inc.    100                                      3
      Wyeth    1,600                                                          67
                                                                     -----------
                                                                           1,052
      REAL ESTATE  0.2%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A 100                                                              4
      Archstone-Smith Trust    200                                             7
      Equity Office Properties Trust    500                                   15
      Equity Residential    300                                               10
      Plum Creek Timber Co., Inc.    200                                       7
      ProLogis    200                                                          7
      Simon Property Group, Inc.    240                                       14
                                                                     -----------
                                                                              64
      RETAILING  1.6%
      --------------------------------------------------------------------------
    o Autonation, Inc.    300                                                  6
    o AutoZone, Inc.    100                                                    8
    o Bed, Bath & Beyond, Inc.    350                                         13
      Best Buy Co., Inc.    390                                               21
    o Big Lots, Inc.    88                                                     1
      Circuit City Stores, Inc.    200                                         3
      Dillards, Inc., Class A    100                                           3
      Dollar General Corp.    395                                              9
    o eBay, Inc.    1,718                                                     64
      Family Dollar Stores, Inc.    200                                        6
      Federated Department Stores, Inc.    200                                13
      The Gap, Inc.    1,037                                                  23
      Genuine Parts Co.    200                                                 9
      Home Depot, Inc.    2,600                                               99
      J.C. Penney Co., Inc. Holding Co.    300                                15
    o Kohl's Corp.    400                                                     21
      Limitedbrands    521                                                    13
      Lowe's Cos., Inc.    940                                                54
      The May Department Stores Co.    350                                    13
      Nordstrom, Inc.    200                                                  11
    o Office Depot, Inc.    325                                                7
      OfficeMax, Inc.    75                                                    2
      RadioShack Corp.    200                                                  5
    o Sears Holdings Corp.    94                                              12
      The Sherwin-Williams Co.    175                                          8
      Staples, Inc.    600                                                    19
      Target Corp.    1,090                                                   54
      Tiffany & Co.    150                                                     5
      TJX Cos., Inc.    600                                                   15
    o Toys 'R' Us, Inc.    200                                                 5
                                                                     -----------
                                                                             537
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  1.2%
      --------------------------------------------------------------------------
    o Advanced Micro Devices, Inc.    400                                      7
    o Altera Corp.    464                                                      9
      Analog Devices, Inc.    450                                             16
    o Applied Materials, Inc.    2,000                                        33
    o Applied Micro Circuits Corp.    221                                      1
    o Broadcom Corp., Class A    355                                          11
    o Freescale Semiconductor, Inc., Class B    300                            5
      Intel Corp.    7,675                                                   178
    o KLA-Tencor Corp.    240                                                 11
      Linear Technology Corp.    400                                          15
    o LSI Logic Corp.    400                                                   2
      Maxim Integrated Products, Inc.    400                                  16
    o Micron Technology, Inc.    650                                           7
      National Semiconductor Corp.    400                                      8
    o Novellus Systems, Inc.    175                                            5
    o Nvidia Corp.    200                                                      5
    o PMC - Sierra, Inc.    200                                                2
    o Teradyne, Inc.    200                                                    3
      Texas Instruments, Inc.    2,050                                        52
      Xilinx, Inc.    375                                                     11
                                                                     -----------
                                                                             397
      SOFTWARE & SERVICES  2.1%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    250                                              17
    o Affiliated Computer Services, Inc., Class A    203                      11
      Autodesk, Inc.    200                                                    6
      Automatic Data Processing, Inc.    700                                  31
    o BMC Software, Inc.    200                                                3
    o Citrix Systems, Inc.    175                                              4
      Computer Associates International, Inc.    700                          19
    o Computer Sciences Corp.    200                                           9
    o Compuware Corp.    400                                                   3
    o Convergys Corp.    137                                                   2

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Electronic Arts, Inc.    354                                            18
      Electronic Data Systems Corp.    550                                    11
      First Data Corp.    1,032                                               41
    o Fiserv, Inc.    225                                                      9
    o Intuit, Inc.    244                                                     11
    o Mercury Interactive Corp.    100                                         5
  (7) Microsoft Corp.    12,915                                              312
    o Novell, Inc.    400                                                      2
    o Oracle Corp.    6,000                                                   75
    o Parametric Technology Corp.    200                                       1
      Paychex, Inc.    425                                                    14
      Sabre Holdings Corp., Class A    172                                     4
    o Siebel Systems, Inc.    600                                              6
    o SunGard Data Systems, Inc.    361                                       12
    o Symantec Corp.    800                                                   17
    o Unisys Corp.    350                                                      2
    o Veritas Software Corp.    500                                           12
    o Yahoo! Inc.    1,580                                                    54
                                                                     -----------
                                                                             711
      TECHNOLOGY HARDWARE & EQUIPMENT  2.5%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    700                                      1
    o Agilent Technologies, Inc.    566                                       12
    o Andrew Corp.    200                                                      2
    o Apple Computer, Inc.    1,000                                           42
    o Avaya, Inc.    513                                                       6
    o CIENA Corp.    300                                                      --
    o Cisco Systems, Inc.    7,925                                           142
    o Comverse Technology, Inc.    200                                         5
    o Corning, Inc.    1,500                                                  17
    o Dell, Inc.    2,925                                                    112
    o EMC Corp.    2,850                                                      35
    o Gateway, Inc.    200                                                     1
      Hewlett-Packard Co.    3,462                                            76
      International Business Machines Corp.    2,020                         185
    o Jabil Circuit, Inc.    208                                               6
    o JDS Uniphase Corp.    1,654                                              3
    o Lexmark International, Inc., Class A    150                             12
    o Lucent Technologies, Inc.    5,055                                      14
      Molex, Inc.    225                                                       6
      Motorola, Inc.    2,721                                                 41
    o NCR Corp.    200                                                         7
    o Network Appliance, Inc.    400                                          11
    o QLogic Corp.    113                                                      4
      Qualcomm, Inc.    1,900                                                 70
    o Sanmina -- SCI Corp.    500                                              3
      Scientific-Atlanta, Inc.    175                                          5
    o Solectron Corp.    1,000                                                 3
    o Sun Microsystems, Inc.    3,675                                         15
      Symbol Technologies, Inc.    289                                         4
      Tektronix, Inc.    100                                                   2
    o Tellabs, Inc.    500                                                     4
    o Xerox Corp.    900                                                      14
                                                                     -----------
                                                                             860
      TELECOMMUNICATION SERVICES  1.2%
      --------------------------------------------------------------------------
      Alltel Corp.    400                                                     22
      AT&T Corp.    935                                                       17
      BellSouth Corp.    2,180                                                57
      CenturyTel, Inc.    150                                                  5
      Citizens Communications Co.    358                                       5
    o Nextel Communications, Inc., Class A    1,275                           36
    o Qwest Communications International, Inc.    2,027                        7
      SBC Communications, Inc.    3,956                                       94
      Sprint Corp. (FON Group)    1,662                                       38
      Verizon Communications, Inc.    3,313                                  118
                                                                     -----------
                                                                             399
      TRANSPORTATION  0.6%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    400                               22
      CSX Corp.    225                                                         9
    o Delta Air Lines, Inc.    100                                            --
      FedEx Corp.    350                                                      33
      Norfolk Southern Corp.    480                                           18
      Ryder Systems, Inc.    75                                                3
      Southwest Airlines Co.    900                                           13
      Union Pacific Corp.    295                                              21
      United Parcel Service, Inc., Class B    1,347                           98
                                                                     -----------
                                                                             217
      UTILITIES  1.2%
      --------------------------------------------------------------------------
    o The AES Corp.    650                                                    11
    o Allegheny Energy, Inc.    78                                             2
      Ameren Corp.    200                                                     10
      American Electric Power Co., Inc.    460                                16
    o Calpine Corp.    500                                                     1
      Centerpoint Energy, Inc.    400                                          5
      Cinergy Corp.    200                                                     8
    o CMS Energy Corp.    300                                                  4
      Consolidated Edison, Inc.    300                                        13
      Constellation Energy Group, Inc.    200                                 10
      Dominion Resources, Inc.    396                                         29
      DTE Energy Co.    200                                                    9
      Duke Energy Corp.    1,050                                              29
    o Dynegy, Inc., Class A    300                                             1
      Edison International    400                                             14
      Entergy Corp.    250                                                    18
      Exelon Corp.    774                                                     35
      FirstEnergy Corp.    391                                                16

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      FPL Group, Inc.    400                                                  16
      KeySpan Corp.    200                                                     8
      Nicor, Inc.    50                                                        2
      NiSource, Inc.    357                                                    8
      Peoples Energy Corp.    50                                               2
    o PG&E Corp.    500                                                       17
      Pinnacle West Capital Corp.    100                                       4
      PPL Corp.    200                                                        11
      Progress Energy, Inc.    277                                            12
      Public Service Enterprise Group, Inc.    300                            16
      Sempra Energy    285                                                    11
      The Southern Co.    875                                                 28
      TECO Energy, Inc.    250                                                 4
      TXU Corp.    350                                                        28
      Xcel Energy, Inc.    505                                                 9
                                                                     -----------
                                                                             407
      OTHER INVESTMENT COMPANIES  58.2% of net assets
 /(1) Schwab International Index Fund, Select Shares
      422,025                                                              6,773
 /(2) Schwab Small-Cap Index Fund, Select Shares
      312,928                                                              6,609
 /(3) Schwab Total Bond Market Fund    507,158                             5,041
 /(4) Schwab Value Advantage Money Fund, Select
      Class    1,202,882                                                   1,203
                                                                     -----------
                                                                          19,626

                                                     FACE AMOUNT
      SECURITY RATE, MATURITY DATE                   ($ X 1,000)
      SHORT-TERM INVESTMENTS  3.1% of net assets
      HSBC Bank, USA Grand Cayman Time Deposit
          2.29%, 04/01/05                                    750             750
      Wachovia Bank NA, Grand Cayman Time Deposit
          2.29%, 04/01/05                                    303             303
                                                                     -----------
                                                                           1,053

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $29,614, and the unrealized gains and losses were $5,890 and $(1,771), respectively.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 INDEX PORTFOLIO
(formerly Schwab S&P 500 Portfolio)

PORTFOLIO HOLDINGS as of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 99.1%   COMMON STOCK                                      132,187       153,794
  0.7%   SHORT-TERM INVESTMENT                               1,021         1,021
  0.1%   U.S. TREASURY OBLIGATION                              189           189
  0.0%   WARRANTS                                               --             1
--------------------------------------------------------------------------------
 99.9%   TOTAL INVESTMENTS                                 133,397       155,005
  7.0%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                                 10,811        10,811
(6.9)%   OTHER ASSETS AND
         LIABILITIES, NET                                                (10,682)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      155,134

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  99.1% of net assets

      AUTOMOBILES & COMPONENTS  0.7%
      --------------------------------------------------------------------------
    @ Cooper Tire & Rubber Co.    1,000                                       18
      Dana Corp.    2,178                                                     28
    @ Delphi Corp.    7,563                                                   34
      Ford Motor Co.    25,852                                               293
    @ General Motors Corp.    8,000                                          235
    o Goodyear Tire & Rubber Co.    2,500                                     33
    @ Harley-Davidson, Inc.    4,200                                         243
      Johnson Controls, Inc.    2,600                                        145
    @ Visteon Corp.    1,584                                                   9
                                                                     -----------
                                                                           1,038
      BANKS  7.4%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    5,050                                              131
  (7) Bank of America Corp.    57,784                                      2,548
      BB&T Corp.    7,800                                                    305
      Comerica, Inc.    2,350                                                129
      Compass Bancshares, Inc.    1,700                                       77
      Countrywide Financial Corp.    8,000                                   260
      Fannie Mae    13,790                                                   751
      Fifth Third Bancorp    7,405                                           318
      First Horizon National Corp.    1,700                                   69
      Freddie Mac    9,700                                                   613
      Golden West Financial Corp.    4,000                                   242
      Huntington Bancshares, Inc.    3,256                                    78
      KeyCorp, Inc.    5,900                                                 192
      M&T Bank Corp.    1,400                                                143
      Marshall & Ilsley Corp.    3,278                                       137
      MGIC Investment Corp.    1,400                                          86
      National City Corp.    8,500                                           285
      North Fork Bancorp., Inc.    6,600                                     183
      PNC Financial Services Group, Inc.    4,000                            206
      Regions Financial Corp.    6,427                                       208
      Sovereign Bancorp, Inc.    5,300                                       117
      SunTrust Banks, Inc.    4,800                                          346
      Synovus Financial Corp.    4,300                                       120
      U.S. Bancorp    26,420                                                 761
      Wachovia Corp.    22,427                                             1,142
      Washington Mutual, Inc.    12,424                                      491
      Wells Fargo & Co.    24,199                                          1,447
      Zions Bancorp.    1,200                                                 83
                                                                     -----------
                                                                          11,468
      CAPITAL GOODS  9.2%
      --------------------------------------------------------------------------
      3M Co.    11,050                                                       947
      American Power Conversion Corp.    2,825                                74
    o American Standard Cos., Inc.    2,600                                  121
    @ The Boeing Co.    11,696                                               684
      Caterpillar, Inc.    4,800                                             439
      Cooper Industries Ltd., Class A    1,300                                93
      Cummins, Inc.    700                                                    49
      Danaher Corp.    3,900                                                 208
      Deere & Co.    3,500                                                   235
      Dover Corp.    2,800                                                   106
      Eaton Corp.    2,200                                                   144
      Emerson Electric Co.    5,900                                          383
      Fluor Corp.    1,100                                                    61
      General Dynamics Corp.    2,800                                        300
 =(1) General Electric Co.    151,020                                      5,446
      Goodrich Corp.    1,700                                                 65
      Honeywell International, Inc.    12,237                                455

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Illinois Tool Works, Inc.    3,920                                     351
      Ingersoll-Rand Co., Class A    2,400                                   191
      ITT Industries, Inc.    1,300                                          117
      L-3 Communications Holdings, Inc.    1,500                             107
      Lockheed Martin Corp.    5,670                                         346
      Masco Corp.    6,300                                                   218
    o Navistar International Corp.    1,000                                   36
      Northrop Grumman Corp.    5,114                                        276
      Paccar, Inc.    2,550                                                  185
      Pall Corp.    1,700                                                     46
      Parker Hannifin Corp.    1,650                                         100
    o Power-One, Inc.    1,200                                                 6
      Raytheon Co.    6,300                                                  244
      Rockwell Automation, Inc.    2,700                                     153
      Rockwell Collins, Inc.    2,500                                        119
      Textron, Inc.    1,900                                                 142
      Tyco International Ltd.    28,729                                      971
      United Technologies Corp.    7,300                                     742
      W.W. Grainger, Inc.    1,300                                            81
                                                                     -----------
                                                                          14,241
      COMMERCIAL SERVICES & SUPPLIES  0.9%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    4,300                                  32
   @o Apollo Group, Inc., Class A    2,400                                   178
      Avery Dennison Corp.    1,500                                           93
      Cendant Corp.    14,902                                                306
    @ Cintas Corp.    2,492                                                  103
      Equifax, Inc.    2,000                                                  61
      H&R Block, Inc.    2,300                                               116
    o Monster Worldwide, Inc.    1,644                                        46
      Pitney Bowes, Inc.    3,400                                            153
      R.R. Donnelley & Sons Co.    3,000                                      95
      Robert Half International, Inc.    2,400                                65
      Waste Management, Inc.    8,157                                        235
                                                                     -----------
                                                                           1,483
      CONSUMER DURABLES & APPAREL  1.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    1,100                                           87
      Brunswick Corp.    1,200                                                56
      Centex Corp.    1,800                                                  103
    o Coach, Inc.    2,700                                                   153
      Eastman Kodak Co.    4,100                                             134
      Fortune Brands, Inc.    2,000                                          161
      Hasbro, Inc.    2,525                                                   52
    @ Jones Apparel Group, Inc.    1,800                                      60
      KB Home    700                                                          82
      Leggett & Platt, Inc.    2,800                                          81
      Liz Claiborne, Inc.    1,600                                            64
      Mattel, Inc.    5,900                                                  126
    @ Maytag Corp.    1,800                                                   25
    @ Newell Rubbermaid, Inc.    3,924                                        86
      Nike, Inc., Class B    3,260                                           272
    @ Pulte Homes, Inc.    1,800                                             133
      Reebok International Ltd.    800                                        35
      Snap-On, Inc.    800                                                    25
      The Stanley Works    1,100                                              50
      VF Corp.    1,600                                                       95
      Whirlpool Corp.    900                                                  61
                                                                     -----------
                                                                           1,941
      DIVERSIFIED FINANCIALS  7.6%
      --------------------------------------------------------------------------
      American Express Co.    16,690                                         857
      The Bank of New York Co., Inc.    10,900                               317
      The Bear Stearns Cos., Inc.    1,512                                   151
    @ Capital One Financial Corp.    3,400                                   254
    / The Charles Schwab Corp.    16,342                                     172
      CIT Group, Inc.    2,900                                               110
 =(4) Citigroup, Inc.    74,416                                            3,344
    o E*TRADE Financial Corp.    5,200                                        62
      Federated Investors, Inc., Class B    1,500                             43
      Franklin Resources, Inc.    2,800                                      192
      Goldman Sachs Group, Inc.    6,347                                     698
    @ Janus Capital Group, Inc.    3,300                                      46
      JPMorgan Chase & Co.    50,605                                       1,751
      Lehman Brothers Holdings, Inc.    3,950                                372
      MBNA Corp.    18,243                                                   448
      Mellon Financial Corp.    6,000                                        171
      Merrill Lynch & Co., Inc.    13,280                                    752
      Moody's Corp.    2,100                                                 170
      Morgan Stanley    15,850                                               907
      Northern Trust Corp.    3,100                                          135
      Principal Financial Group, Inc.    4,274                               165
    o Providian Financial Corp.    3,800                                      65
      SLM Corp.    6,000                                                     299
      State Street Corp.    4,800                                            210
      T. Rowe Price Group, Inc.    1,700                                     101
                                                                     -----------
                                                                          11,792
      ENERGY  8.7%
      --------------------------------------------------------------------------
    @ Amerada Hess Corp.    1,200                                            115
      Anadarko Petroleum Corp.    3,537                                      269
      Apache Corp.    4,684                                                  287
      Ashland, Inc.    900                                                    61
      Baker Hughes, Inc.    4,780                                            213
      BJ Services Co.    2,300                                               119
      Burlington Resources, Inc.    5,704                                    286
      ChevronTexaco Corp.    30,020                                        1,750
      ConocoPhillips    9,914                                              1,069
      Devon Energy Corp.    6,800                                            325
      El Paso Corp.    8,929                                                  94
      EOG Resources, Inc.    3,214                                           157

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
 =(2) Exxon Mobil Corp.    91,000                                          5,424
      Halliburton Co.    7,100                                               307
      Kerr-McGee Corp.    2,284                                              179
      Kinder Morgan, Inc.    1,690                                           128
      Marathon Oil Corp.    4,900                                            230
    o Nabors Industries Ltd.    2,000                                        118
    o National-Oilwell Varco, Inc.    2,400                                  112
    o Noble Corp.    1,800                                                   101
      Occidental Petroleum Corp.    5,700                                    406
    o Rowan Cos., Inc.    1,400                                               42
      Schlumberger Ltd.    8,300                                             585
      Sunoco, Inc.    970                                                    100
    o Transocean, Inc.    4,584                                              236
      Unocal Corp.    3,700                                                  228
      Valero Energy Corp.    3,600                                           264
      Williams Cos., Inc.    7,900                                           149
      XTO Energy, Inc.    4,933                                              162
                                                                     -----------
                                                                          13,516
      FOOD & STAPLES RETAILING  2.9%
      --------------------------------------------------------------------------
    @ Albertson's, Inc.    5,275                                             109
      Costco Wholesale Corp.    6,500                                        287
      CVS Corp.    5,700                                                     300
    o Kroger Co.    10,600                                                   170
    o Safeway, Inc.    6,200                                                 115
    @ Supervalu, Inc.    1,900                                                63
      Sysco Corp.    9,100                                                   326
 =(8) Wal-Mart Stores, Inc.    48,310                                      2,421
      Walgreen Co.    14,540                                                 646
                                                                     -----------
                                                                           4,437
      FOOD BEVERAGE & TOBACCO  4.9%
      --------------------------------------------------------------------------
      Altria Group, Inc.    29,500                                         1,929
      Anheuser-Busch Cos., Inc.    11,010                                    522
    @ Archer-Daniels-Midland Co.    9,200                                    226
      Brown-Forman Corp., Class B    1,304                                    71
      Campbell Soup Co.    4,600                                             134
      The Coca-Cola Co.    32,310                                          1,346
      Coca-Cola Enterprises, Inc.    5,000                                   103
      ConAgra Foods, Inc.    7,170                                           194
      General Mills, Inc.    5,080                                           250
      H.J. Heinz Co.    5,000                                                184
      Hershey Foods Corp.    3,100                                           187
      Kellogg Co.    5,000                                                   216
      McCormick & Co., Inc.    2,000                                          69
      Molson Coors Brewing Co., Class B    1,100                              85
      The Pepsi Bottling Group, Inc.    2,802                                 78
      PepsiCo, Inc.    23,870                                              1,266
      Reynolds American, Inc.    1,628                                       131
      Sara Lee Corp.    11,100                                               246
      UST, Inc.    2,400                                                     124
      Wm. Wrigley Jr. Co.    2,800                                           184
                                                                     -----------
                                                                           7,545
      HEALTH CARE EQUIPMENT & SERVICES  4.7%
      --------------------------------------------------------------------------
      Aetna, Inc.    4,200                                                   315
      AmerisourceBergen Corp.    1,600                                        92
      Bausch & Lomb, Inc.    800                                              59
      Baxter International, Inc.    8,600                                    292
      Becton Dickinson & Co.    3,600                                        210
      Biomet, Inc.    3,725                                                  135
    o Boston Scientific Corp.    10,800                                      316
      C.R. Bard, Inc.    1,400                                                95
      Cardinal Health, Inc.    6,175                                         345
    o Caremark Rx, Inc.    6,413                                             255
      CIGNA Corp.    2,000                                                   179
    o Express Scripts, Inc.    1,100                                          96
    o Fisher Scientific International, Inc.    1,605                          91
      Guidant Corp.    4,500                                                 333
    @ HCA, Inc.    6,100                                                     327
    @ Health Management Associates, Inc., Class A    3,300                    86
    o Hospira, Inc.    2,210                                                  71
    o Humana, Inc.    2,100                                                   67
      IMS Health, Inc.    3,300                                               81
    o Laboratory Corp. of America Holdings    2,000                           96
      Manor Care, Inc.    1,300                                               47
      McKesson Corp.    4,106                                                155
    o Medco Health Solutions, Inc.    3,888                                  193
      Medtronic, Inc.    17,200                                              876
    o Millipore Corp.    800                                                  35
      PerkinElmer, Inc.    1,700                                              35
      Quest Diagnostics    1,380                                             145
    o St. Jude Medical, Inc.    5,000                                        180
      Stryker Corp.    5,670                                                 253
   @o Tenet Healthcare Corp.    6,500                                         75
    o Thermo Electron Corp.    2,200                                          56
    @ UnitedHealth Group, Inc.    9,110                                      869
    o Waters Corp.    1,700                                                   61
    o WellPoint, Inc.    4,301                                               539
    o Zimmer Holdings, Inc.    3,500                                         272
                                                                     -----------
                                                                           7,332
      HOTELS RESTAURANTS & LEISURE  1.5%
      --------------------------------------------------------------------------
    @ Carnival Corp.    7,500                                                389
      Darden Restaurants, Inc.    2,450                                       75
    @ Harrah's Entertainment, Inc.    1,500                                   97
      Hilton Hotels Corp.    5,400                                           121
      International Game Technology    5,000                                 133

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Marriott International, Inc., Class A    2,820                         189
      McDonald's Corp.    17,800                                             554
    o Starbucks Corp.    5,660                                               292
      Starwood Hotels & Resorts Worldwide, Inc.    2,900                     174
      Wendy's International, Inc.    1,700                                    66
      Yum! Brands, Inc.    4,100                                             213
                                                                     -----------
                                                                           2,303
      HOUSEHOLD & PERSONAL PRODUCTS  2.5%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    1,200                                    58
      Avon Products, Inc.    6,600                                           283
      Clorox Co.    2,100                                                    132
      Colgate-Palmolive Co.    7,600                                         397
      The Gillette Co.    14,130                                             713
      Kimberly-Clark Corp.    6,800                                          447
   =  Procter & Gamble Co.    35,950                                       1,905
                                                                     -----------
                                                                           3,935
      INSURANCE  4.1%
      --------------------------------------------------------------------------
      ACE Ltd.    3,900                                                      161
      AFLAC, Inc.    7,200                                                   268
      The Allstate Corp.    9,700                                            524
      AMBAC Financial Group, Inc.    1,592                                   119
      American International Group, Inc.    37,098                         2,056
      AON Corp.    4,550                                                     104
      Chubb Corp.    2,700                                                   214
      Cincinnati Financial Corp.    2,415                                    105
      Hartford Financial Services Group, Inc.    4,200                       288
      Jefferson-Pilot Corp.    1,850                                          91
      Lincoln National Corp.    2,600                                        117
      Loews Corp.    2,300                                                   169
      Marsh & McLennan Cos., Inc.    7,200                                   219
      MBIA, Inc.    1,950                                                    102
      Metlife, Inc.    10,367                                                405
      The Progressive Corp.    2,850                                         262
      Prudential Financial, Inc.    7,300                                    419
      Safeco Corp.    1,900                                                   93
      The St. Paul Travelers Cos., Inc.    9,459                             347
      Torchmark Corp.    1,500                                                78
    @ UnumProvident Corp.    4,276                                            73
      XL Capital Ltd., Class A    1,900                                      138
                                                                     -----------
                                                                           6,352
      MATERIALS  3.2%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    3,300                                209
      Alcoa, Inc.    12,272                                                  373
      Allegheny Technologies, Inc.    1,750                                   42
      Ball Corp.    1,600                                                     66
      Bemis Co.    1,400                                                      44
      Dow Chemical Co.    13,555                                             676
      E.I. du Pont de Nemours & Co.    14,254                                730
      Eastman Chemical Co.    1,000                                           59
      Ecolab, Inc.    3,100                                                  103
      Engelhard Corp.    1,800                                                54
      Freeport-McMoran Copper & Gold, Inc., Class B    2,400                  95
      Georgia-Pacific Corp.    3,655                                         130
      Great Lakes Chemical Corp.    700                                       23
    o Hercules, Inc.    1,500                                                 22
      International Flavors & Fragrances, Inc.    1,400                       55
      International Paper Co.    6,798                                       250
    @ Louisiana-Pacific Corp.    1,400                                        35
      MeadWestvaco Corp.    2,764                                             88
      Monsanto Co.    3,725                                                  240
      Newmont Mining Corp.    6,186                                          261
      Nucor Corp.    2,400                                                   138
    o Pactiv Corp.    2,300                                                   54
      Phelps Dodge Corp.    1,315                                            134
      PPG Industries, Inc.    2,500                                          179
      Praxair, Inc.    4,600                                                 220
      Rohm & Haas Co.    2,805                                               135
    o Sealed Air Corp.    1,214                                               63
      Sigma-Aldrich Corp.    1,000                                            61
      Temple-Inland, Inc.    800                                              58
      United States Steel Corp.    1,500                                      76
      Vulcan Materials Co.    1,500                                           85
      Weyerhaeuser Co.    3,400                                              233
                                                                     -----------
                                                                           4,991
      MEDIA  4.0%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.    7,496                            258
    o Comcast Corp., Class A    31,259                                     1,056
    @ Dow Jones & Co., Inc.    1,100                                          41
      Gannett Co., Inc.    3,560                                             282
    o Interpublic Group of Cos., Inc.    5,700                                70
    @ Knight-Ridder, Inc.    1,200                                            81
      The McGraw-Hill Cos., Inc.    2,700                                    236
      Meredith Corp.    700                                                   33
      New York Times Co., Class A    2,200                                    80
      News Corp, Inc., Class A    41,100                                     695
    @ Omnicom Group, Inc.    2,600                                           230
    o Time Warner, Inc.    65,450                                          1,149
      Tribune Co.    4,400                                                   175
    o Univision Communications, Inc., Class A    4,595                       127
      Viacom, Inc., Class B    24,261                                        845

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      The Walt Disney Co.    29,170                                          838
                                                                     -----------
                                                                           6,196
      PHARMACEUTICALS & BIOTECHNOLOGY  8.2%
      --------------------------------------------------------------------------
      Abbott Laboratories    22,200                                        1,035
    @ Allergan, Inc.    1,800                                                125
    o Amgen, Inc.    17,804                                                1,036
      Applied Biosystems Group -- Applera Corp.    2,800                      55
    o Biogen Idec, Inc.    4,700                                             162
    @ Bristol-Myers Squibb Co.    27,810                                     708
    o Chiron Corp.    2,100                                                   74
      Eli Lilly & Co.    16,170                                              842
    o Forest Laboratories, Inc.    5,200                                     192
    o Genzyme Corp.    3,500                                                 200
    o Gilead Sciences, Inc.    6,000                                         215
  (5) Johnson & Johnson    42,358                                          2,845
    o King Pharmaceuticals, Inc.    3,466                                     29
    o Medimmune, Inc.    3,400                                                81
      Merck & Co., Inc.    31,500                                          1,020
      Mylan Laboratories, Inc.    3,800                                       67
 =(6) Pfizer, Inc.    106,339                                              2,794
      Schering-Plough Corp.    20,800                                        378
    o Watson Pharmaceuticals, Inc.    1,500                                   46
      Wyeth    19,000                                                        801
                                                                     -----------
                                                                          12,705
      REAL ESTATE  0.5%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co., Class A    1,300                 48
      Archstone-Smith Trust    2,700                                          92
      Equity Office Properties Trust    5,600                                169
      Equity Residential    4,200                                            135
      Plum Creek Timber Co., Inc.    2,560                                    91
      ProLogis    2,600                                                       97
      Simon Property Group, Inc.    3,100                                    188
                                                                     -----------
                                                                             820
      RETAILING  4.0%
      --------------------------------------------------------------------------
    o Autonation, Inc.    3,700                                               70
   @o AutoZone, Inc.    1,000                                                 86
    o Bed, Bath & Beyond, Inc.    4,200                                      153
      Best Buy Co., Inc.    4,250                                            229
   @o Big Lots, Inc.    1,400                                                 17
      Circuit City Stores, Inc.    2,900                                      47
      Dillards, Inc., Class A    1,100                                        30
      Dollar General Corp.    4,763                                          104
    o eBay, Inc.    17,288                                                   644
      Family Dollar Stores, Inc.    2,400                                     73
      Federated Department Stores, Inc.    2,500                             159
      The Gap, Inc.    10,462                                                228
      Genuine Parts Co.    2,500                                             109
      Home Depot, Inc.    31,300                                           1,197
      J.C. Penney Co., Inc. Holding Co.    4,100                             213
    o Kohl's Corp.    4,800                                                  248
      Limitedbrands    5,705                                                 139
      Lowe's Cos., Inc.    11,000                                            628
      The May Department Stores Co.    4,050                                 150
      Nordstrom, Inc.    2,000                                               111
    o Office Depot, Inc.    4,500                                            100
      OfficeMax, Inc.    1,200                                                40
      RadioShack Corp.    2,400                                               59
   @o Sears Holdings Corp.    976                                            130
      The Sherwin-Williams Co.    2,000                                       88
      Staples, Inc.    7,000                                                 220
      Target Corp.    12,700                                                 635
      Tiffany & Co.    2,000                                                  69
      TJX Cos., Inc.    6,710                                                165
    o Toys 'R' Us, Inc.    3,000                                              77
                                                                     -----------
                                                                           6,218
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.0%
      --------------------------------------------------------------------------
    o Advanced Micro Devices, Inc.    5,600                                   90
    o Altera Corp.    5,480                                                  108
      Analog Devices, Inc.    5,400                                          195
    o Applied Materials, Inc.    24,000                                      390
    o Applied Micro Circuits Corp.    4,082                                   14
    o Broadcom Corp., Class A    4,600                                       138
    o Freescale Semiconductor, Inc., Class B    5,566                         96
@(10) Intel Corp.    88,710                                                2,061
   @o KLA-Tencor Corp.    2,700                                              124
      Linear Technology Corp.    4,400                                       169
   @o LSI Logic Corp.    5,300                                                30
      Maxim Integrated Products, Inc.    4,700                               192
   @o Micron Technology, Inc.    8,800                                        91
    @ National Semiconductor Corp.    5,000                                  103
   @o Novellus Systems, Inc.    2,200                                         59
    o Nvidia Corp.    2,400                                                   57
    o PMC -- Sierra, Inc.    2,500                                            22
    o Teradyne, Inc.    2,700                                                 39
      Texas Instruments, Inc.    24,480                                      624
      Xilinx, Inc.    4,800                                                  140
                                                                     -----------
                                                                           4,742
      SOFTWARE & SERVICES  5.3%
      --------------------------------------------------------------------------
    @ Adobe Systems, Inc.    3,400                                           228

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
   @o Affiliated Computer Services, Inc., Class A    1,981                   106
      Autodesk, Inc.    3,000                                                 89
      Automatic Data Processing, Inc.    8,120                               365
    o BMC Software, Inc.    3,200                                             48
   @o Citrix Systems, Inc.    2,400                                           57
      Computer Associates International, Inc.    7,600                       206
    o Computer Sciences Corp.    2,700                                       124
    o Compuware Corp.    5,100                                                37
    o Convergys Corp.    2,054                                                31
   @o Electronic Arts, Inc.    4,258                                         221
    @ Electronic Data Systems Corp.    6,900                                 143
      First Data Corp.    11,559                                             454
    o Fiserv, Inc.    2,700                                                  107
    o Intuit, Inc.    2,820                                                  123
   @o Mercury Interactive Corp.    1,200                                      57
 =(3) Microsoft Corp.    144,190                                           3,485
    o Novell, Inc.    5,200                                                   31
    o Oracle Corp.    64,060                                                 800
    o Parametric Technology Corp.    3,800                                    21
      Paychex, Inc.    5,250                                                 172
      Sabre Holdings Corp., Class A    1,883                                  41
    o Siebel Systems, Inc.    7,000                                           64
    o SunGard Data Systems, Inc.    4,031                                    139
    o Symantec Corp.    9,796                                                209
    o Unisys Corp.    4,700                                                   33
    o Veritas Software Corp.    6,000                                        139
    o Yahoo! Inc.    18,600                                                  631
                                                                     -----------
                                                                           8,161
      TECHNOLOGY HARDWARE & EQUIPMENT  6.7%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    10,300                                  20
   @o Agilent Technologies, Inc.    6,737                                    150
    o Andrew Corp.    2,250                                                   26
    o Apple Computer, Inc.    11,600                                         483
    o Avaya, Inc.    6,432                                                    75
    o CIENA Corp.    6,700                                                    11
    o Cisco Systems, Inc.    91,760                                        1,642
    o Comverse Technology, Inc.    2,700                                      68
    o Corning, Inc.    19,540                                                217
    o Dell, Inc.    35,020                                                 1,345
    o EMC Corp.    34,012                                                    419
    o Gateway, Inc.    4,600                                                  19
      Hewlett-Packard Co.    41,277                                          906
  (9) International Business Machines Corp.    23,200                      2,120
    o Jabil Circuit, Inc.    2,727                                            78
    o JDS Uniphase Corp.    20,155                                            34
   @o Lexmark International, Inc., Class A    1,800                          144
    o Lucent Technologies, Inc.    60,295                                    166
      Molex, Inc.    2,700                                                    71
      Motorola, Inc.    34,905                                               523
    o NCR Corp.    2,800                                                      94
    o Network Appliance, Inc.    5,200                                       144
    o QLogic Corp.    1,295                                                   52
      Qualcomm, Inc.    23,400                                               858
    o Sanmina -- SCI Corp.    7,400                                           39
      Scientific-Atlanta, Inc.    2,200                                       62
    o Solectron Corp.    13,300                                               46
    o Sun Microsystems, Inc.    45,800                                       185
      Symbol Technologies, Inc.    3,052                                      44
      Tektronix, Inc.    1,500                                                37
    o Tellabs, Inc.    5,900                                                  43
    o Xerox Corp.    13,600                                                  206
                                                                     -----------
                                                                          10,327
      TELECOMMUNICATION SERVICES  3.1%
      --------------------------------------------------------------------------
    @ Alltel Corp.    4,400                                                  241
      AT&T Corp.    11,216                                                   210
      BellSouth Corp.    25,800                                              678
      CenturyTel, Inc.    1,900                                               62
      Citizens Communications Co.    4,718                                    61
    o Nextel Communications, Inc., Class A    15,700                         446
   @o Qwest Communications International, Inc.    24,216                      90
      SBC Communications, Inc.    47,100                                   1,116
    @ Sprint Corp. (FON Group)    21,050                                     479
      Verizon Communications, Inc.    39,450                               1,401
                                                                     -----------
                                                                           4,784
      TRANSPORTATION  1.7%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    5,200                            280
      CSX Corp.    2,900                                                     121
   @o Delta Air Lines, Inc.    1,400                                           6
      FedEx Corp.    4,220                                                   396
      Norfolk Southern Corp.    5,600                                        207
      Ryder Systems, Inc.    900                                              38
      Southwest Airlines Co.    11,218                                       160
      Union Pacific Corp.    3,700                                           258
      United Parcel Service, Inc., Class B    15,915                       1,158
                                                                     -----------
                                                                           2,624
      UTILITIES  3.1%
      --------------------------------------------------------------------------
    o The AES Corp.    8,800                                                 144
   @o Allegheny Energy, Inc.    2,451                                         51
      Ameren Corp.    2,700                                                  132
      American Electric Power Co., Inc.    5,560                             189
   @o Calpine Corp.    7,500                                                  21

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Centerpoint Energy, Inc.    4,150                                       50
      Cinergy Corp.    2,600                                                 105
   @o CMS Energy Corp.    2,400                                               31
      Consolidated Edison, Inc.    3,300                                     139
      Constellation Energy Group, Inc.    2,500                              129
      Dominion Resources, Inc.    4,880                                      363
      DTE Energy Co.    2,400                                                109
      Duke Energy Corp.    13,234                                            371
   @o Dynegy, Inc., Class A    5,200                                          20
      Edison International    4,700                                          163
      Entergy Corp.    3,120                                                 221
      Exelon Corp.    9,230                                                  424
      FirstEnergy Corp.    4,628                                             194
      FPL Group, Inc.    5,400                                               217
      KeySpan Corp.    2,300                                                  90
      Nicor, Inc.    600                                                      22
      NiSource, Inc.    3,546                                                 81
      Peoples Energy Corp.    500                                             21
    o PG&E Corp.    5,100                                                    174
      Pinnacle West Capital Corp.    1,200                                    51
      PPL Corp.    2,600                                                     140
      Progress Energy, Inc.    3,502                                         147
      Public Service Enterprise Group, Inc.    3,300                         180
      Sempra Energy    3,141                                                 125
      The Southern Co.    10,300                                             328
      TECO Energy, Inc.    2,700                                              42
      TXU Corp.    3,422                                                     273
    @ Xcel Energy, Inc.    5,605                                              96
                                                                     -----------
                                                                           4,843
      WARRANTS  0.0% of net assets

      ELECTRONICS  0.0%
      --------------------------------------------------------------------------
    o Lucent Technologies, Inc. expires
      12/10/07    1,375                                                        1

      SHORT-TERM INVESTMENT  0.7% of net assets

      Provident Institutional TempFund    1,020,699                        1,021

                                                     FACE AMOUNT        VALUE
      SECURITY RATE, MATURITY DATE                   ($ X 1,000)     ($ X 1,000)
      U.S. TREASURY OBLIGATION  0.1% of net assets

      U.S. Treasury Bill
         2.73%, 06/16/05                                     190             189

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $133,943, and the unrealized gains and losses were $41,217 and $(20,155), respectively.

The fund's portfolio holdings include $10,550 of securities on loan.

                                                     FACE AMOUNT        VALUE
      SECURITY RATE, MATURITY DATE                   ($ X 1,000)     ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.0% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  3.2%
      --------------------------------------------------------------------------
      Bank of America Corp.
          2.80%, 04/01/05                                    278             278
      Concord Imperial Bank Corp.
          1.72%, 05/25/05                                  2,047           2,047
      Falcon Asset Securitization
          2.77%, 04/15/05                                    710             710
      Fortis Bank NY
          2.06%, 06/08/05                                     87              87
          1.78%, 06/06/05                                    122             122
      Skandinav Enskilda Bank
          2.80%, 04/17/05                                  1,341           1,341
      Societe Generale
          2.76%, 04/14/05                                    310             310
                                                                     -----------
                                                                           4,895

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     FACE AMOUNT        VALUE
      SECURITY RATE, MATURITY DATE                   ($ X 1,000)     ($ X 1,000)
      SHORT-TERM INVESTMENTS  3.8%
      --------------------------------------------------------------------------
      Chase Delaware, Time Deposit
          2.84%, 04/01/05                                    740             740
      Societe Generale NY, Time Deposit
          2.88%, 04/01/05                                    246             246

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market Trust 4,930,080                           4,930
                                                                     -----------
                                                                           5,916

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 3/31/05. All numbers x $1,000 except number of contracts.

                                            NUMBER
                                              OF         CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE          LOSS
FUTURES CONTRACTS
S&P 500 Index, Long
Expires 06/17/05                              23           1,361          --

Schwab Annuity Portfolios
Schwab Money Market Portfolio(TM)


Portfolio Holdings  As of March 31, 2005, unaudited


The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($X1,000)     ($X1,000)
--------------------------------------------------------------------------------
 89.6%   U.S. GOVERNMENT SECURITIES                        108,821       108,821
 10.5%   OTHER INVESTMENTS                                  12,786        12,786
--------------------------------------------------------------------------------
100.1%   TOTAL INVESTMENTS                                 121,607       121,607
 (0.1)%  OTHER ASSETS AND LIABILITIES                                       (165)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      121,442

      ISSUER                                         FACE AMOUNT        VALUE

      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 89.6% of net assets
      DISCOUNT NOTES  87.1%
      --------------------------------------------------------------------------
      FANNIE MAE
         2.15%, 04/06/05                                   2,500           2,499
         2.51%, 04/06/05                                   2,000           1,999
         2.53%, 04/06/05                                   1,800           1,799
         2.54%, 04/06/05                                   3,000           2,999
         2.55%, 04/13/05                                   7,000           6,994
         2.58%, 04/13/05                                   2,765           2,763
         2.60%, 04/20/05                                   2,400           2,397
         2.76%, 04/27/05                                   2,600           2,595
         2.56%, 05/12/05                                   1,576           1,571
         2.72%, 05/18/05                                   1,900           1,893
         2.83%, 05/25/05                                   1,517           1,511
         2.86%, 06/13/05                                   2,000           1,988
      FEDERAL FARM CREDIT BANK
         2.66%, 04/05/05                                   1,234           1,234
         2.70%, 04/07/05                                   3,000           2,999
         2.64%, 04/12/05                                   3,000           2,998
         2.66%, 04/14/05                                   3,000           2,997
         2.53%, 04/19/05                                   3,000           2,996
         2.92%, 06/16/05                                   2,300           2,286
      FEDERAL HOME LOAN BANK
         2.57%, 04/06/05                                   1,600           1,599
         2.51%, 04/08/05                                   2,680           2,679
         2.52%, 04/13/05                                   5,000           4,996
         2.76%, 04/29/05                                   1,300           1,297
         2.76%, 05/04/05                                   3,000           2,992
         2.75%, 05/13/05                                   7,000           6,978
         2.76%, 05/20/05                                   3,000           2,989
      FREDDIE MAC
         2.53%, 04/05/05                                   2,770           2,769
         2.54%, 04/05/05                                   1,645           1,644
         2.73%, 04/11/05                                   1,100           1,099
         2.75%, 04/11/05                                   1,000             999
         2.72%, 04/12/05                                   1,601           1,600
         2.57%, 04/19/05                                   5,000           4,994
         2.63%, 04/19/05                                   2,200           2,197
         2.63%, 05/03/05                                   2,900           2,893
         2.68%, 05/03/05                                   1,407           1,404
         2.75%, 05/05/05                                   3,000           2,992
         2.85%, 05/17/05                                   1,200           1,196
         2.87%, 05/24/05                                   1,000             996
         2.94%, 06/21/05                                   2,000           1,987
      TENNESSEE VALLEY AUTHORITY
         2.57%, 04/14/05                                   3,000           2,997
         2.65%, 04/21/05                                   5,000           4,993
         2.81%, 05/26/05                                   1,000             996
                                                                     -----------
                                                                         105,804
      COUPON NOTES  2.5%
      --------------------------------------------------------------------------
      FEDERAL HOME LOAN BANK
           4.13%, 05/13/05                                 1,000           1,003
      TENNESSEE VALLEY AUTHORITY
           6.38%, 06/15/05                                 2,000           2,014
                                                                     -----------
                                                                           3,017

                                                   MATURITY AMOUNT
      SECURITY                                       ($ x 1,000)
      OTHER INVESTMENTS  10.5% of net assets
      REPURCHASE AGREEMENTS  10.5%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON
      Tri-Party Repurchase Agreement Collateralized by
      U.S. Treasury Securities with a value of $ 13,430
         2.68%, 04/01/05                                  12,787          12,786

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $121,607.

ITEM 2. CONTROLS AND PROCEDURES.

(a)Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Annuity Portfolios
              --------------------------

By: /s/ Evelyn Dilsaver
    -----------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
    -----------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: May 18, 2005

By: /s/ George Pereira
    -----------------------------
      George Pereira
      Principal Financial Officer

Date: May 16, 2005